TCW/DW SMALL CAP GROWTH FUND                           Two World Trade Center,
LETTER TO THE SHAREHOLDERS February 28, 1998           New York, New York 10048


DEAR SHAREHOLDER:

We are pleased to present the annual letter to shareholders of TCW/DW Small Cap Growth Fund for the fiscal year ended February 28, 1998.

During this fiscal year the Fund's Class B shares posted a total return of 34.01 percent, compared to returns of 28.27 percent and 26.45 percent for the Russell 2000 Index and the Lipper Small-Cap Growth Funds
Index, respectively. From their inception on July 28, 1997, through February 28, 1998, the Fund's Class A, C and D shares produced returns of 16.89 percent, 16.39 percent and 17.05 percent, respectively. The performance of the Fund's four share classes varies because of differences in sales charges and expenses. The accompanying chart illustrates the growth of a hypothetical $10,000 investment in the Fund's Class B shares from inception on August 2, 1993, versus the performance of a similar hypothetical investment in the issues that comprise the Russell 2000 Index and Lipper Small-Cap Growth Funds Index.

THE MARKETPLACE

TCW Funds Management, Inc. (TCW), the Fund's adviser, believes that the severity of the Asian currency crisis has mitigated investor concern that the Federal Reserve Board will tighten monetary policy in the near term. Inflation continues to be low and disinflation is spreading to the service sector. The recent Teamster settlement, the major labor agreement to be negotiated in 1998, came in at just 2 1/2 percent for wages and benefits over a five-year period. Fortunately, the effects of lower interest rates and falling oil prices have offset the impact of the Asian crisis on the U.S. economy. Consumer confidence is high and homebuilding is at record levels, due to lower interest rates and favorable weather. Refinancing activity and auto rebates are stimulating consumer spending. While the manufacturing sector is beginning to feel some of the effects of the Asian turmoil, consumer markets, along with the service sector and many areas of technology, are stronger.

According to TCW, 1998 should offer several challenges that many younger investors have not faced before, including the possibility of

TCW/DW SMALL CAP GROWTH FUND
LETTER TO THE SHAREHOLDERS February 28, 1998, continued


earnings disappointments. With slower revenue growth due to more moderate economic activity and the absence of price flexibility, rising wage costs could squeeze margins. We will probably have a glimpse of this risk when first-quarter earnings are reported and managements outline their future prospects and indicate whether they see an Asian-led drag on their businesses. The key for investors is whether price-earnings ratios, driven higher by falling inflation and lower interest rates, can increase sufficiently to offset what will undoubtedly be slower growth in corporate profits. Despite these concerns, TCW believes that the investment environment will remain very positive. Economic growth is healthy, inflation remains low, monetary and fiscal policy are more responsible, the dollar is strong, demographic trends point to strong demand for long-term financial assets, and profit growth continues to exceed expectations. This scenario provides an excellent backdrop for the stock market.

OPPORTUNITIES IN SMALL-CAP STOCKS

Within the small-company sector, TCW believes that small-cap growth stocks will ultimately reflect their premium growth rates. The fact that investors remain cautious about the prospects for small-cap stocks bodes well for this sector of the market. Three years of underperformance have created valuation levels for many small caps that TCW believes to be very compelling. In terms of earnings, sales and book value, small-cap growth stocks are as attractive relative to the S&P 500 as they were at the market bottoms in 1990 and 1987. It is highly unusual to find both relative earnings strength and depressed relative valuations. These ingredients should eventually cause investors to move out on the risk spectrum in order to participate in the faster growth potential of small caps.

THE PORTFOLIO

At the end of the fiscal year, the Fund had net assets exceeding $341 million. The biggest change in the portfolio during the fiscal year was its increase in technology stocks, much of which came from appreciation of the Fund's larger holdings. More specifically, the biggest increase in the Fund's industry weightings was in the computer software and services sector, which accounted for 29 percent of the portfolio at fiscal year-end. On February 28, 1998, the Fund also maintained substantial weightings in the business services (18.6 percent) and healthcare (15.8 percent) sectors.

The Fund is invested in rapidly growing companies where earnings power and growth rates are considered underestimated by Wall Street's consensus. Seeking order to minimize the impact of a slowing economy on the Fund, TCW is now emphasizing companies that focus on a specific market niche that is insulated from macroeconomic trends. Some such niches that the Fund is currently emphasizing are healthcare companies (Concentra Managed Care, Inc., Envoy Corp.), which should benefit from the intense

TCW/DW SMALL CAP GROWTH FUND
LETTER TO THE SHAREHOLDERS February 28, 1998, continued


pressure to lower costs; technology companies (Cambridge Technology Partners, Inc., MAXIMUS, Inc.), which are exploiting the trend to outsourcing information technology services; service companies
(Robert Half Intl., Inc., Romac Intl., Inc.), which are taking advantage of the move toward outsourcing employment needs; software companies (VeriSign, Yahoo! Inc.), which continue to benefit from the explosive growth of the Internet, and numerous companies that are helping to solve the year-2000 problem (Computer Horizons Corp., Ciber Inc.).

LOOKING AHEAD

TCW believes that small-cap growth stocks will continue to provide above-average long-term returns. This outlook is enhanced by the fact that valuations today are unusually attractive in relation to expected rates of earnings growth.

We appreciate your support of TCW/DW Small Cap Growth Fund and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ Charles A. Fiumefreddo

CHARLES A. FIUMEFREDDO
Chairman of the Board

TCW/DW SMALL CAP GROWTH FUND
FUND PERFORMANCE February 28, 1998

    [THE NARRATIVE AND/OR TABULAR INFORMATION BELOW IS A FAIR AND ACCURATE
           DESCRIPTION OF GRAPHIC OR IMAGE MATERIAL OMITTED FOR THE
                           PURPOSE OF EDGAR FILING.]

                                 [LINE CHART]


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. PERFORMANCE FOR CLASS A, CLASS C, AND CLASS D SHARES WILL VARY FROM THE PERFORMANCE OF CLASS B SHARES SHOWN ABOVE DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

                        AVERAGE ANNUAL TOTAL RETURNS*
-----------------------------------------------------------------------------

                 CLASS B SHARES**
--------------------------------------------------
PERIOD ENDED 2/28/98
------------------------
1 year                       34.01%(1)    29.01%(2)
From Inception (8/02/93)     17.70%(1)    17.46%(2)

                 CLASS C SHARES++
--------------------------------------------------
PERIOD ENDED 2/28/98
------------------------
FROM INCEPTION (7/28/97)     16.39%(1)    15.39%(2)

                  CLASS A SHARES+
--------------------------------------------------
PERIOD ENDED 2/28/98
------------------------
From Inception (7/28/97)     16.89%(1)    10.75%(2)


                 CLASS D SHARES++
--------------------------------------------------
PERIOD ENDED 2/28/98
------------------------
From Inception (7/28/97)     17.05%(1)


------------
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
(3)   Closing value assuming a complete redemption on February 28, 1998.
(4) The Russell 2000 Small Stock Index is a capitalization-weighted price-only index of the 2000 smallest stocks represented in the Russell 3000 Index. The performance of the Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
(5) The Lipper Small-Cap Funds Index is an equally-weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Small-Cap Funds objective. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.
* For periods of less than one year, the fund quotes its total return on a non-annualized basis.
** The maximum contingent deferred sales charge (CDSC) for Class B shares is 5.00%. The CDSC declines to 0% after six years.
+     The maximum front-end sales charge for Class A shares is 5.25%.
++ The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of purchase.
++    Class D shares have no sales charge.

TCW/DW SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS February 28, 1998

 NUMBER OF
   SHARES                                                                          VALUE
-------------------------------------------------------------------------------------------
             COMMON STOCKS (101.5%)
             Advertising (2.5%)
   274,405   Outdoor Systems, Inc.* .......................................... $  8,180,714
    21,800   TMP Worldwide, Inc.* ............................................      517,750
                                                                               ------------
                                                                                  8,698,464
                                                                               ------------
             Aerospace (0.5%)
   146,500   United Industrial Corp.  ........................................    1,611,500
                                                                               ------------
             Auto Parts - Original
             Equipment (0.4%)
    27,300   Tower Automotive, Inc.* .........................................    1,240,444
                                                                               ------------
             Banks (0.0%)
     3,600   Bank of Granite Corp.  ..........................................      110,700
                                                                               ------------
             Biotechnology (1.8%)
    83,800   BioReliance Corp.* ..............................................    1,948,350
   131,900   Cell Therapeutics, Inc.* ........................................    1,945,525
    56,100   Sepracor, Inc.* .................................................    2,258,025
                                                                               ------------
                                                                                  6,151,900
                                                                               ------------
             Broadcast Media (7.1%)
    96,100   Clear Channel Communications, Inc.* .............................    8,709,062
   173,000   Gemstar International Group Ltd.* ...............................    5,319,750
             Heftel Broadcasting Corp.
    41,800   (Class A)* ......................................................    1,969,825
    83,300   Metro Networks, Inc.* ...........................................    3,071,687
   142,400   VDI Media* ......................................................    2,136,000
    97,700   Westwood One, Inc.* .............................................    3,028,700
                                                                               ------------
                                                                                 24,235,024
                                                                               ------------
             Commercial Services (10.1%)
     1,700   Administaff, Inc.  ..............................................       69,912
    39,100   Cambridge Technology Partners, Inc.* ............................    1,779,050
    46,400   Caribiner International, Inc.* ..................................    1,560,200
    54,900   Ciber, Inc.*  ...................................................    3,664,575
    45,600   Compass International Services* .................................      478,800
     9,600   Corrections Corp. of America* ...................................      367,200
    77,000   MemberWorks, Inc.* ..............................................    2,310,000
    78,700   META Group, Inc.  ...............................................    2,341,325
     7,400   Radiant Systems, Inc.*  .........................................      138,750
    18,900   Renaissance Worldwide, Inc.  ....................................    1,122,187
   102,150   Robert Half International, Inc.*  ...............................    4,622,287
   274,200   Romac International, Inc.*  .....................................    6,786,450
   115,300   Snyder Communications, Inc.*  ...................................    4,734,506
    52,100   Superior Services, Inc.*  .......................................    1,374,137
    80,100   The Vincam Group, Inc.* .........................................    2,082,600
    40,700   USWeb Corp.  .................................................... $    763,125
    31,000   Youth Services International, Inc. ..............................      472,750
                                                                               ------------
                                                                                 34,667,854
                                                                               ------------
             Computer Services (0.9%)
   101,300   International Network Services* .................................    2,823,737
     4,200   Visual Networks, Inc.  ..........................................       83,475
                                                                               ------------
                                                                                  2,907,212
                                                                               ------------
             Computer Software (6.9%)
    59,300   CBT Group PLC (ADR)(Ireland)* ...................................    5,433,362
    41,300   Concord Communications, Inc.* ...................................    1,177,050
     3,200   Micromuse, Inc.  ................................................       60,800
    51,200   PeopleSoft, Inc.* ...............................................    2,284,800
    95,300   QAD, Inc.  ......................................................    1,441,412
   103,000   QuadraMed Corp.*  ...............................................    3,270,250
   127,400   Security Dynamics Technologies, Inc.* ...........................    4,522,700
   235,700   TAVA Technologies, Inc.  ........................................    1,981,353
    77,800   Transaction Systems Architects, Inc. (Class A)* .................    3,355,125
                                                                               ------------
                                                                                 23,526,852
                                                                               ------------
             Computer Software &
             Services (21.2%)
    52,300   Aspect Development, Inc.* .......................................    2,484,250
   111,300   Aspen Technology, Inc.* .........................................    4,424,175
   214,650   Citrix Systems, Inc.* ...........................................    9,028,716
    46,700   Clarify, Inc.* ..................................................      700,500
   115,450   Computer Horizons Corp.*  .......................................    6,003,400
    95,100   Computer Learning Centers, Inc.* ................................    3,500,869
    94,950   Computer Management Sciences, Inc.* .............................    2,474,634
   100,940   CSG Systems International, Inc.* ................................    3,898,807
   208,000   Dendrite International, Inc.* ...................................    5,668,000
    85,200   Documentum, Inc.* ...............................................    3,951,150
    81,700   HNC Software, Inc.* .............................................    2,920,775
   113,300   Legato Systems, Inc.* ...........................................    5,551,700
   222,800   National TechTeam, Inc.* ........................................    2,297,625
   226,400   Saville Systems Ireland PLC (ADR)(Ireland)* .....................   10,527,600
    97,200   Siebel Systems, Inc.* ...........................................    5,977,800
   109,600   Viasoft, Inc.* ..................................................    2,959,200
                                                                               ------------
                                                                                 72,369,201
                                                                               ------------
             Computers (3.4%)
   150,100   MRV Communications, Inc.* .......................................    3,489,825
   134,400   Network Appliance, Inc.* ........................................    3,897,600
   227,100   Sigma Designs, Inc.  ............................................      709,687

                             SEE NOTES TO FINANCIAL STATEMENTS


TCW/DW SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS February 28, 1998, continued


 NUMBER OF
   SHARES                                                                          VALUE
-------------------------------------------------------------------------------------------
    54,000   VeriSign, Inc.  ................................................. $  1,545,750
    86,700   Xylan Corp.* ....................................................    2,080,800
                                                                               ------------
                                                                                 11,723,662
                                                                               ------------
             Electrical Equipment (0.5%)
   100,700   Sheldahl, Inc.* .................................................    1,674,137
                                                                               ------------
             Electronics (1.7%)
    65,100   Avid Technology, Inc.* ..........................................    2,250,019
   149,100   Computer Products, Inc.* ........................................    3,718,181
     5,500   SRS Labs, Inc.* .................................................       44,000
                                                                               ------------
                                                                                  6,012,200
                                                                               ------------
             Electronics - Semiconductors/
             Components (1.8%)
   154,800   Maxim Integrated Products, Inc.* ................................    6,250,050
                                                                               ------------
             Financial Services (0.9%)
   100,600   Imperial Credit Commercial Mortgage Investment Corp.  ...........    1,534,150
    66,200   Imperial Credit Industries, Inc.* ...............................    1,390,200
                                                                               ------------
                                                                                  2,924,350
                                                                               ------------
             Health Equipment &
             Services (0.4%)
    36,300   IDX Systems Corp.* ..............................................    1,501,913
                                                                               ------------
             Healthcare - HMOs (0.8%)
   168,800   Coventry Corp.* .................................................    2,732,450
                                                                               ------------
             Healthcare Products &
             Services (3.8%)
   159,967   Concentra Managed Care, Inc.* ...................................    5,488,868
   169,900   Ocular Sciences, Inc. ...........................................    3,801,513
   200,100   Orthodontic Centers of America, Inc.* ...........................    3,864,431
                                                                               ------------
                                                                                 13,154,812
                                                                               ------------
             Healthcare Services (2.6%)
   143,600   Envoy Corp.* ....................................................    5,833,750
     6,600   First Consulting Group, Inc.  ...................................      122,925
    33,400   Healthcare Recoveries, Inc.*  ...................................      709,750
    59,900   Superior Consultant Holdings Corp.* .............................    2,208,813
                                                                               ------------
                                                                                  8,875,238
                                                                               ------------
             Hospital Management (1.1%)
   110,100   Medcath, Inc.* ..................................................    1,679,025
    57,700   Curative Health Services, Inc.  .................................    2,127,688
                                                                               ------------
                                                                                  3,806,713
                                                                               ------------
             Industrials (0.3%)
             EduTrek International, Inc.
    47,000   (Class A)*  ..................................................... $  1,034,000
                                                                               ------------
             Internet (2.2%)
    33,300   DoubleClick Inc. ................................................    1,063,519
   104,600   E*TRADE Group, Inc.* ............................................    2,784,975
    51,000   Yahoo!, Inc.* ...................................................    3,729,375
                                                                               ------------
                                                                                  7,577,869
                                                                               ------------
             Laser Equipment (0.6%)
    71,600   DBT Online, Inc.* ...............................................    2,049,550
                                                                               ------------
             Medical Products &
             Supplies (5.7%)
   177,800   Hanger Orthopedic Group, Inc.* ..................................    2,400,300
   170,100   IRIDEX Corp.* ...................................................    1,467,113
    79,000   Molecular Dynamics, Inc.* .......................................      962,813
   173,200   PolyMedica Industries, Inc.* ....................................    2,100,050
   203,200   Safeskin Corp.* .................................................   12,471,400
                                                                               ------------
                                                                                 19,401,676
                                                                               ------------
             Medical Services (1.4%)
    17,400   IMPATH, Inc.* ...................................................      598,125
    45,300   NeoPath, Inc.* ..................................................      588,900
   112,967   Total Renal Care Holdings, Inc.* ................................    3,636,125
                                                                               ------------
                                                                                  4,823,150
                                                                               ------------
             Oil Equipment & Services (2.1%)
    94,800   Eagle Geophysical, Inc.  ........................................    1,279,800
   304,000   Newpark Resources, Inc.* ........................................    5,852,000
                                                                               ------------
                                                                                  7,131,800
                                                                               ------------
             Oil Services (1.3%)
   101,600   Friede Goldman International, Inc.* .............................    3,073,400
    84,400   Key Energy Group, Inc.* .........................................    1,492,825
                                                                               ------------
                                                                                  4,566,225
                                                                               ------------
             Pharmaceuticals (0.9%)
   179,200   Neose Technologies, Inc.* .......................................    2,508,800
    21,000   Pharmacyclics, Inc.* ............................................      547,313
                                                                               ------------
                                                                                  3,056,113
                                                                               ------------
             Publishing (0.9%)
    49,400   Applied Graphics Technologies, Inc.* ............................    2,914,600
                                                                               ------------
             Real Estate (0.9%)
   55,000    CB Commercial Real Estate Services Group, Inc.  .................   2,062,500
   27,500    LaSalle Partners, Inc.* .........................................     986,563
                                                                               ------------
                                                                                 3,049,063
                                                                               ------------

                             SEE NOTES TO FINANCIAL STATEMENTS


TCW/DW SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS February 28, 1998, continued


 NUMBER OF
   SHARES                                                                          VALUE
-------------------------------------------------------------------------------------------
             Real Estate Investment Trust (0.1%)
     9,400   CCA Prison Realty Trust ......................................... $    413,600
                                                                               ------------
             Recreation (1.3%)
   153,350   Signature Resorts, Inc.* ........................................    3,182,013
    30,900   Silverleaf Resorts, Inc.*  ......................................      826,575
    25,700   Trendwest Resorts, Inc.* ........................................      520,425
                                                                               ------------
                                                                                  4,529,013
                                                                               ------------
             Restaurants (0.2%)
    46,500   IL Fornaio (America) Corp.  .....................................      633,563
                                                                               ------------
             Retail (0.3%)
    22,800   Tiffany & Co.  ..................................................    1,071,600
                                                                               ------------
             Retail - Department Stores (0.8%)
    64,650   Dollar Tree Stores, Inc.* .......................................    2,804,194
                                                                               ------------
             Retail - General Merchandise (1.1%)
   148,800   Cost Plus, Inc.* ................................................    3,645,600
                                                                               ------------
             Retail - Specialty (3.3%)
   100,700   Bed Bath & Beyond, Inc.* ........................................    4,348,981
   450,100   Intelligent Electronics, Inc.* ..................................    3,010,044
   108,100   Marks Bros. Jewelers, Inc.* .....................................    1,891,750
    29,000   Timberland Co. Class A* .........................................    2,102,500
                                                                               ------------
                                                                                 11,353,275
                                                                               ------------
             Retail - Specialty Apparel (2.4%)
   151,275   Just For Feet, Inc.*  ...........................................    2,562,220
   204,400   The North Face, Inc.*  ..........................................    5,621,000
                                                                               ------------
                                                                                  8,183,220
                                                                               ------------
             Specialized Services (1.1%)
    85,400   MAXIMUS, Inc.*  .................................................    2,092,300
    69,300   Pegasus Systems, Inc.*  .........................................    1,524,600
                                                                               ------------
                                                                                  3,616,900
                                                                               ------------
             Steel (0.4%)
    87,500   NS Group, Inc.  .................................................    1,246,875
                                                                               ------------
             Telecommunication Equipment (2.7%)
    46,500   Genesys Telecommunications Laboratories, Inc.* .................. $  1,360,125
   100,800   GeoTel Communications Corp.* ....................................    2,293,200
    79,300   Natural Microsystems Corp.* .....................................    3,409,900
    84,700   Premisys Communications, Inc.* ..................................    2,006,331
                                                                               ------------
                                                                                  9,069,556
                                                                               ------------
             Telecommunications (0.3%)
    48,224   Excel Communications, Inc.  .....................................    1,015,718
                                                                               ------------

             Transportation (1.3%)
   103,000   C.H. Robinson Worldwide, Inc.  ..................................    2,317,500
    20,300   Eagle USA Airfreight, Inc.* .....................................      581,088
   218,250   Miller Industries, Inc.* ........................................    1,582,313
                                                                               ------------
                                                                                  4,480,901
                                                                               ------------
             Wholesale & International
             Trade (0.2%)
    15,700   Daisytek International Corp.* ...................................      737,900
                                                                               ------------
             Wholesale Distributor (1.3%)
   215,400   Brightpoint, Inc.* ..............................................    4,402,238
                                                                               ------------
TOTAL INVESTMENTS
(Identified Cost $221,081,786)(a) ...................................  101.5%   346,982,875
LIABILITIES IN EXCESS OF
OTHER ASSETS ........................................................   (1.5)    (5,107,199)
                                                                       -----   ------------
NET ASSETS ..........................................................  100.0%  $341,875,676
                                                                       =====   ============

--------------
ADR     American Depository Receipt.

 *      Non-income producing security.

(a) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $134,313,340 and the aggregate gross unrealized depreciation is $8,412,251, resulting in net unrealized appreciation of $125,901,089.

                             SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW SMALL CAP GROWTH FUND
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
February 28, 1998

ASSETS:
Investments in securities, at value
 (identified cost $221,081,786) ..........................    $346,982,875
Receivable for:
  Investments sold .......................................       4,156,733
  Shares of beneficial interest sold .....................         192,681
Deferred organizational expenses .........................          15,378
Prepaid expenses and other assets ........................          56,762
                                                              ------------
  TOTAL ASSETS ...........................................     351,404,429
                                                              ------------
LIABILITIES:
Payable for:
  Investments purchased ..................................       2,625,803
  Shares of beneficial interest repurchased ..............       1,427,537
  Plan of distribution fee ...............................         239,545
  Management fee .........................................         163,330
  Investment advisory fee ................................         108,886
Payable to bank ..........................................       4,889,659
Accrued expenses and other payables ......................          73,993
                                                              ------------
  TOTAL LIABILITIES ......................................       9,528,753
                                                              ------------
  NET ASSETS .............................................    $341,875,676
                                                              ============
COMPOSITION OF NET ASSETS:
Paid-in-capital ..........................................    $219,566,008
Net unrealized appreciation ..............................     125,901,089
Accumulated net realized loss ............................      (3,591,421)
                                                              ------------
  NET ASSETS .............................................    $341,875,676
                                                              ============
CLASS A SHARES:
Net Assets ...............................................    $    276,305
Shares Outstanding (unlimited authorized, $.01 par value)           13,045
  NET ASSET VALUE PER SHARE ..............................          $21.18
                                                              ============
  MAXIMUM OFFERING PRICE PER SHARE,
   (net asset value plus 5.54% of net asset value)  ......          $22.35
                                                              ============
CLASS B SHARES:
Net Assets ...............................................    $340,665,135
Shares Outstanding (unlimited authorized, $.01 par value)       16,159,446
  NET ASSET VALUE PER SHARE ..............................          $21.08
                                                              ============
CLASS C SHARES:
Net Assets ...............................................        $922,507
Shares Outstanding (unlimited authorized, $.01 par value)           43,753
  NET ASSET VALUE PER SHARE ..............................          $21.08
                                                              ============
CLASS D SHARES:
Net Assets ...............................................         $11,729
Shares Outstanding (unlimited authorized, $.01 par value)              553
  NET ASSET VALUE PER SHARE ..............................          $21.21
                                                              ============

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW SMALL CAP GROWTH FUND
FINANCIAL STATEMENTS, continued


STATEMENT OF OPERATIONS
For the year ended February 28, 1998*

NET INVESTMENT INCOME:
INCOME
Dividends .................................  $   202,416
Interest ..................................      408,214
                                             -----------
  TOTAL INCOME ............................      610,630
                                             -----------
EXPENSES
Plan of distribution fee (Class A shares)            260
Plan of distribution fee (Class B shares)      2,989,560
Plan of distribution fee (Class C shares)          3,535
Management fee ............................    1,831,059
Investment advisory fee ...................    1,220,706
Transfer agent fees and expenses ..........      491,827
Registration fees .........................       78,815
Shareholder reports and notices ...........       61,829
Professional fees .........................       61,512
Custodian fees ............................       38,172
Trustees' fees and expenses ...............       37,990
Organizational expenses ...................       36,219
Other .....................................       19,019
                                             -----------
  TOTAL EXPENSES ..........................    6,870,503
                                             -----------
  NET INVESTMENT LOSS .....................   (6,259,873)
                                             -----------
NET REALIZED AND UNREALIZED GAIN:
Net realized gain .........................    8,132,612
Net change in unrealized appreciation  ....   87,911,112
                                             -----------
  NET GAIN ................................   96,043,724
                                             -----------
NET INCREASE ..............................  $89,783,851
                                             ===========

--------------
*   Class A, Class C and Class D shares were issued July 28, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW SMALL CAP GROWTH FUND
FINANCIAL STATEMENTS, continued


STATEMENT OF CHANGES IN NET ASSETS

                                                           FOR THE YEAR       FOR THE YEAR
                                                               ENDED              ENDED
                                                        FEBRUARY 28, 1998*  FEBRUARY 28, 1997
---------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss ...................................    $ (6,259,873)      $ (4,429,662)
Net realized gain (loss) ..............................       8,132,612         (8,185,871)
Net change in unrealized appreciation .................      87,911,112        (16,577,754)
                                                           ------------       ------------
  NET INCREASE (DECREASE) .............................      89,783,851        (29,193,287)
Net increase (decrease) from transactions in shares of
 beneficial interest ..................................     (16,691,187)       144,610,586
                                                           ------------       ------------
  NET INCREASE ........................................      73,092,664        115,417,299
NET ASSETS:
Beginning of period ...................................     268,783,012        153,365,713
                                                           ------------       ------------
  END OF PERIOD .......................................    $341,875,676       $268,783,012
                                                           ============       ============

--------------
*   Class A, Class C and Class D shares were issued July 28, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW SMALL CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS February 28, 1998


1. ORGANIZATION AND ACCOUNTING POLICIES

TCW/DW Small Cap Growth Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is capital appreciation. The Fund seeks to achieve its objective by investing primarily in common stocks and other equity securities of lesser known, smaller capitalization domestic and foreign companies. The Fund was organized as a Massachusetts business trust on March 11, 1992 and commenced operations on August 2, 1993. On July 28, 1997, the Fund commenced offering three additional classes of shares, with the then current shares designated as Class B shares.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase, some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) An equity security listed or traded on the New York or American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation;
(3) when market quotations are not readily available, including circumstances under which it is determined by TCW Funds Management, Inc. (the "Adviser") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to

TCW/DW SMALL CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS February 28, 1998, continued


maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

F. ORGANIZATIONAL EXPENSES -- Dean Witter InterCapital Inc., an affiliate of Dean Witter Services Co. Inc. (the "Manager"), paid the organizational expenses of the Fund in the amount of $170,413 which have been reimbursed for the full amount thereof. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.

2. MANAGEMENT AGREEMENT

Pursuant to a Management Agreement, the Fund pays the Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.60% to the net assets of the Fund determined as of the close of each business day.

TCW/DW SMALL CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS February 28, 1998, continued


Under the terms of the Management Agreement, the Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Manager. The Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. INVESTMENT ADVISORY AGREEMENT

Pursuant to an Investment Advisory Agreement, the Fund pays an advisory fee, accrued daily and payable monthly, by applying the annual rate of 0.40% to the net assets of the Fund determined as of the close of each business day.

Under the terms of the Investment Advisory Agreement, the Fund has retained the Adviser to invest the Fund's assets, including placing orders for the purchase and sale of portfolio securities. The Adviser obtains and evaluates such information and advice relating to the economy, securities markets, and specific securities as it considers necessary or useful to continuously manage the assets of the Fund in a manner consistent with its investment objective. In addition, the Adviser pays the salaries of all personnel, including officers of the Fund, who are employees of the Adviser.

4. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived: or (b) the average daily net assets of Class B; and (iii) Class C -up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, the account executives of Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Manager and Distributor, and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in

TCW/DW SMALL CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS February 28, 1998, continued


connection with the offering of these shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate DWR and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $13,685,501 at February 28, 1998.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to account executives may be reimbursed in the subsequent calendar year. For the period ended February 28, 1998, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.23% and 1.0%, respectively.

The Distributor has informed the Fund that for the period ended February 28, 1998, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $1,164,710 and $685, respectively and received $13,125 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

5. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended February 28, 1998 aggregated $182,612,109 and $189,116,019, respectively.

For the period May 31, 1997 through February 28, 1998, the Fund incurred brokerage commissions of $2,473 with Morgan Stanley & Co. Inc., an affiliate of the Manager since May 31, 1997, for portfolio transactions executed on behalf of the Fund.

Dean Witter Trust FSB, an affiliate of the Manager and Distributor, is the Fund's transfer agent. At February 28, 1998, the Fund had transfer agent fees and expenses payable of approximately $4,000.

TCW/DW SMALL CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS February 28, 1998, continued


6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                             FOR THE YEAR                  FOR THE YEAR
                                                ENDED                          ENDED
                                          FEBRUARY 28, 1998              FEBRUARY 28, 1997
                                    ------------------------------ -----------------------------
                                        SHARES          AMOUNT         SHARES         AMOUNT
                                    -------------- --------------  ------------- --------------
CLASS A SHARES*
Sold                                      13,711     $    261,176        --             --
Redeemed                                    (666)         (13,032)       --             --
                                      ----------     ------------    ----------    ------------
Net increase - Class A                    13,045          248,144        --             --
                                      ----------     ------------    ----------    ------------
CLASS B SHARES
Sold                                   5,153,345       91,806,062    11,470,998    $212,425,149
Redeemed                              (6,080,943)    (109,578,810)   (3,824,845)    (67,814,563)
                                      ----------     ------------    ----------    ------------
Net increase (decrease) - Class B       (927,598)     (17,772,748)    7,646,153     144,610,586
                                      ----------     ------------    ----------    ------------
CLASS C SHARES*
Sold                                      49,455          935,270        --             --
Redeemed                                  (5,702)        (111,875)       --             --
                                      ----------     ------------    ----------    ------------
Net increase - Class C                    43,753          823,395        --             --
                                      ----------     ------------    ----------    ------------
CLASS D SHARES*
Sold                                         553           10,022        --             --
                                      ----------     ------------    ----------    ------------
Net increase (decrease) in Fund         (870,247)    $(16,691,187)    7,646,153    $144,610,586
                                      ==========     ============    ==========    ============

--------------
* For the period July 28, 1997 (issue date) through February 28, 1998.

7. FEDERAL INCOME TAX STATUS

During the year ended February 28, 1998, the Fund utilized approximately $5,578,000 of its net capital loss carryover. At February 28, 1998, the Fund had a net capital loss carryover of approximately $3,370,000 which will be available through February 28, 2005 to offset future capital gains to the extent provided by regulations.

As of February 28, 1998, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales and permanent book/tax differences attributable to a net operating loss. To reflect the reclassifications arising from the permanent differences, paid-in-capital was charged and net investment loss was credited $6,259,873.

TCW/DW SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS


Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                          FOR THE PERIOD
                                                FOR THE YEAR ENDED FEBRUARY 28,          AUGUST 2, 1993*
                                         ----------------------------------------------      THROUGH
                                          1998***++      1997       1996**      1995    FEBRUARY 28, 1994
-----------------------------------------------------------------------------------------------------------
CLASS B SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period  ..   $15.73       $16.24      $ 9.90     $10.30       $10.00
                                           ------       ------      ------     ------       ------
Net investment loss.....................    (0.37)       (0.26)      (0.19)     (0.18)       (0.07)
Net realized and unrealized gain
 (loss).................................     5.72        (0.25)       6.53      (0.22)        0.37
                                           ------       ------      ------     ------       ------
Total from investment operations .......     5.35        (0.51)       6.34      (0.40)        0.30
                                           ------       ------      ------     ------       ------
Net asset value, end of period..........   $21.08       $15.73      $16.24     $ 9.90       $10.30
                                           ======       ======      ======     ======       ======
TOTAL INVESTMENT RETURN+................    34.01%       (3.14)%     64.04%     (3.88)%       3.00%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses................................     2.25%        2.15%       2.32%      2.57%        2.18%(2)(3)
Net investment loss.....................    (2.05)%      (1.70)%     (1.75)%    (2.04)%      (1.75)%(2)(3)

SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands.............................. $340,665     $268,783    $153,366    $69,984      $68,209
Portfolio turnover rate.................       61%          42%         52%       116%          69%(1)
Average commission rate paid............  $0.0576      $0.0580          --         --           --

--------------
*      Commencement of operations.
**     Year ended February 29.
*** Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)    Not annualized.
(2)    Annualized.
(3) If the Fund had borne all its expenses that were assumed or waived by the Manager and Adviser, the annualized expense and net investment loss ratios would have been 2.78% and (2.35)%, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS, continued

                                            FOR THE PERIOD
                                            JULY 28, 1997*
                                                THROUGH
                                             FEBRUARY 28,
                                                1998++
------------------------------------------------------------
CLASS A SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period ....       $18.12
                                                ------
Net investment loss......................        (0.15)
Net realized and unrealized gain  .......         3.21
                                                ------
Total from investment operations  .......         3.06
                                                ------
Net asset value, end of period...........       $21.18
                                                ======
TOTAL INVESTMENT RETURN+ ................        16.89 %(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses.................................         1.52 %(2)
Net investment loss......................        (1.32)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands           $276
Portfolio turnover rate .................           61 %(1)
Average commission rate paid.............      $0.0576

CLASS C SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period ....       $18.12
                                                ------
Net investment loss......................        (0.24)
Net realized and unrealized gain  .......         3.20
                                                ------
Total from investment operations ........         2.96
                                                ------
Net asset value, end of period...........       $21.08
                                                ======
TOTAL INVESTMENT RETURN+ ................        16.39 %(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses ................................         2.29 %(2)
Net investment loss .....................        (2.10)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands .         $923
Portfolio turnover rate..................           61 %(1)
Average commission rate paid.............      $0.0576

--------------
*      The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)    Not annualized.
(2)    Annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS, continued

                                            FOR THE PERIOD
                                            JULY 28, 1997*
                                                THROUGH
                                             FEBRUARY 28,
                                                1998++
------------------------------------------------------------
CLASS D SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period  ...       $18.12
                                                ------
Net investment loss .....................        (0.12)
Net realized and unrealized gain  .......         3.21
                                                ------
Total from investment operations ........         3.09
                                                ------
Net asset value, end of period ..........       $21.21
                                                ======
TOTAL INVESTMENT RETURN+ ................        17.05 %(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses ................................         1.27 %(2)
Net investment loss .....................        (1.10)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands            $12
Portfolio turnover rate .................           61 %(1)
Average commission rate paid ............      $0.0576

--------------
*      The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Calculated based on the net asset value as of the last business day of the period.
(1)    Not annualized.
(2)    Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW SMALL CAP GROWTH FUND
REPORT OF INDEPENDENT ACCOUNTANTS


TO THE SHAREHOLDERS AND TRUSTEES
OF TCW/DW SMALL CAP GROWTH FUND

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of TCW/DW Small Cap Growth Fund (the "Fund") at February 28, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York 10036
April 13, 1998

TRUSTEES

John C. Argue
Richard M. DeMartini
Charles A. Fiumefreddo
John R. Haire
Dr. Manuel H. Johnson
Thomas E. Larkin, Jr.
Michael E. Nugent
John L. Schroeder
Marc I. Stern


OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Thomas E. Larkin, Jr.
President

Barry Fink
Vice President, Secretary and
General Counsel

Charles Larsen
Vice President

Douglas S. Foreman
Vice President

Thomas P. Caloia
Treasurer


TRANSFER AGENT

Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036


MANAGER

Dean Witter Services Company Inc.

ADVISER

TCW Funds Management, Inc.


This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.


TCW/DW

SMALL CAP
GROWTH FUND


[Graphic]


ANNUAL REPORT
FEBRUARY 28, 1998